Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2013
Quarterly Financial Data (Unaudited) [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 19 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2012	2012	2012	2013
	(In Thousands, Except Per Share Data)

Interest income	$9,590	$8,940	$8,600	$8,263
Interest expense	3,436	3,064	2,800	2,537

Net Interest Income	6,154	5,876	5,800	5,726

Provision for loan losses	100	192	450	20
Non-interest income	171	396	278	309
Non-interest expenses	3,421	3,382	3,426	3,682
Income taxes	984	950	688	805

Net Income	$1,820	$1,748	$1,514	$1,528

Net income per common share - basic and diluted	$0.07	$0.07	$0.06	$0.06

Dividends per common share	$0.06	$0.06	$0.12	$—

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,654	25,672	25,690	25,727

Diluted	25,673	25,689	25,801	25,924

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2011	2011	2011	2012
	(In Thousands, Except Per Share Data)
Interest income	$10,652	$10,345	$10,161	$9,916
Interest expense	4,213	4,154	4,018	3,764

Net Interest Income	6,439	6,191	6,143	6,152

Provision for loan losses	60	0	76	111
Non-interest income	267	263	163	220
Non-interest expenses	3,864	3,246	3,042	3,387
Income taxes	991	1,139	1,106	939

Net Income	$1,791	$2,069	$2,082	$1,935

Net income per common share - basic and diluted	$0.07	$0.08	$0.08	$0.08

Dividends per common share	$0.12	$—	$0.06	$0.06

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,580	25,598	25,617	25,635

Diluted	25,690	25,605	25,625	25,650